Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Current	$ 194,119	$ 182,106
Non-current	26,901,088	23,517,009
Total	$ 27,095,207	$ 23,699,115